FI - Quantitative information about level 3 assets at fair value (Details 15) - Recurring basis - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets			SFr 39	SFr 1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets			0	174
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 46	SFr 9	14	70
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,754	7,595	8,369	12,765
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,292	2,161	2,110	3,977
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,412	1,233	999	1,674
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 387	SFr 653
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)		0.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	100.00%
Volatility (in %)		96.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	55.00%	62.00%
Volatility (in %)		25.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 444
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	37
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	230
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 545	SFr 493
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	139.00%	104.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	84.00%	78.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 320	SFr 446	431	605
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	2.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	36.00%	23.00%
Discount rate (in %)	24.00%	30.00%
Default rate (in %)	12.00%	8.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	10.00%	9.00%
Discount rate (in %)	11.00%	7.00%
Default rate (in %)	4.00%	3.00%
Loss severity (in %)	57.00%	51.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16	SFr 20	35	65
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	8.00%	6.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	5.00%	27.00%
Discount rate (in %)	16.00%	13.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	4.00%	6.00%
Discount rate (in %)	14.00%	11.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 126	SFr 108	178	1,165
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	464	482
Prepayment rate (in %)	5.00%	0.00%
Discount rate (in %)	5.00%	4.00%
Default rate (in %)	2.00%	0.00%
Loss severity (in %)	0.00%	30.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	669	663
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	13.00%	14.00%
Default rate (in %)	5.00%	2.00%
Loss severity (in %)	80.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	553	576
Prepayment rate (in %)	13.00%	19.00%
Discount rate (in %)	8.00%	7.00%
Default rate (in %)	3.00%	2.00%
Loss severity (in %)	34.00%	32.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 163	SFr 182	135	240
Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 67	SFr 111
Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0	0
Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	2,080	427
Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	10	5
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 81	SFr 70
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	2
Price (in %)	18.00%	100.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	8
Price (in %)	100.00%	100.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7	7
Price (in %)	67.00%	100.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,289	SFr 3,116	3,311	4,305
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 801	SFr 707	714	748
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	3.00%
Prepayment rate (in %)	6.00%	1.00%
Volatility skew (in %)	(4.00%)	(4.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	25.00%
Volatility skew (in %)	1.00%	0.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	72.00%	76.00%
Prepayment rate (in %)	17.00%	9.00%
Volatility skew (in %)	(1.00%)	(2.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 634	SFr 745	454	688
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		1
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	2.00%
Loss severity (in %)	1.00%	16.00%
Funding rate (in %)		12.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		2
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	956	2,913
Prepayment rate (in %)	14.00%	20.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	50.00%	28.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Funding rate (in %)		12.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		1
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	217	566
Prepayment rate (in %)	6.00%	6.00%
Recovery rate (in %)	20.00%	20.00%
Discount rate (in %)	16.00%	16.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	64.00%	64.00%
Funding rate (in %)		12.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 833	SFr 747	813	914
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	0.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	100.00%
Gap risk (in %)	2.00%	4.00%
Volatility (in %)	105.00%	96.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	65.00%	73.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	64.00%	33.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,010	SFr 2,136	2,813	4,243
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,095	SFr 903
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	16
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	7
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,605	SFr 1,092
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	115.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	23.00%	16.00%
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,601	SFr 1,348	1,657	1,906
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	29	23
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	271	124
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,301	SFr 1,201	1,365	1,588
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	18
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 300	SFr 147	292	318
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	4,530	4,184	5,212	6,585
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	158	151	128	138
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,511	1,560	2,176	1,679
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,350	1,355	1,973	1,316
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 849	SFr 717
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	89
Recovery rate (in %)	18.00%	42.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	973	1,301
Recovery rate (in %)	87.00%	87.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	292	277
Recovery rate (in %)	73.00%	68.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 280	SFr 323
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	101.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	88.00%	88.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,642	SFr 15,000	17,631	23,390
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	42	153	36	72
Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	2,207	1,859	2,747	3,816
Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,924	SFr 1,545
Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	89	90
Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,116	1,905
Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	420	510
Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 250	SFr 313
Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	100.00%
Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	56.00%	61.00%
Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,480	SFr 1,426	1,830	1,829
Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,426	SFr 1,245
Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	43	32
Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430	1,764
Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	371	592
Bank | Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets			39	1
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets			0	174
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 46	SFr 9	14	70
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,754	7,595	8,369	12,765
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,292	2,161	2,110	3,977
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,412	1,233	999	1,674
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 387	SFr 653
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)		0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	100.00%
Volatility (in %)		96.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	55.00%	62.00%
Volatility (in %)		25.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 444
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	37
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	230
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 545	SFr 493
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	139.00%	104.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	84.00%	78.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 320	SFr 446	431	605
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	2.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	36.00%	23.00%
Discount rate (in %)	24.00%	30.00%
Default rate (in %)	12.00%	8.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	10.00%	9.00%
Discount rate (in %)	11.00%	7.00%
Default rate (in %)	4.00%	3.00%
Loss severity (in %)	57.00%	51.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16	SFr 20	35	65
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	8.00%	6.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	5.00%	27.00%
Discount rate (in %)	16.00%	13.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	14.00%	14.00%
Prepayment rate (in %)	4.00%	6.00%
Discount rate (in %)	14.00%	11.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 126	SFr 108	178	1,165
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	464	482
Prepayment rate (in %)	5.00%	0.00%
Discount rate (in %)	5.00%	4.00%
Default rate (in %)	2.00%	0.00%
Loss severity (in %)	0.00%	30.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	669	663
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	13.00%	14.00%
Default rate (in %)	5.00%	2.00%
Loss severity (in %)	80.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	553	576
Prepayment rate (in %)	13.00%	19.00%
Discount rate (in %)	8.00%	7.00%
Default rate (in %)	3.00%	2.00%
Loss severity (in %)	34.00%	32.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 163	SFr 182	135	240
Bank | Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		70
Bank | Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 67	SFr 111
Bank | Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0	0
Bank | Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	2,080	427
Bank | Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	10	5
Bank | Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 81
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	2
Price (in %)	18.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	8
Price (in %)	100.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7	7
Price (in %)	67.00%	100.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,289	SFr 3,116	3,311	4,305
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 801	SFr 707	714	748
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	3.00%
Prepayment rate (in %)	6.00%	1.00%
Volatility skew (in %)	(4.00%)	(4.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	25.00%
Volatility skew (in %)	1.00%	0.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	72.00%	76.00%
Prepayment rate (in %)	17.00%	9.00%
Volatility skew (in %)	(1.00%)	(2.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 634	SFr 745	454	688
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		1
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	2.00%
Loss severity (in %)	1.00%	16.00%
Funding rate (in %)		12.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		2
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	956	2,913
Prepayment rate (in %)	14.00%	20.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	50.00%	28.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Funding rate (in %)		12.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		1
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	217	566
Prepayment rate (in %)	6.00%	6.00%
Recovery rate (in %)	20.00%	20.00%
Discount rate (in %)	16.00%	16.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	64.00%	64.00%
Funding rate (in %)		12.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 833	SFr 747	813	914
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	0.00%	0.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	100.00%
Gap risk (in %)	2.00%	4.00%
Volatility (in %)	105.00%	96.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	65.00%	73.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	64.00%	33.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,010	SFr 2,136	2,813	4,243
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,095	SFr 903
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	16
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	7
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,605	SFr 1,092
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	115.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	23.00%	16.00%
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,601	SFr 1,348	1,657	1,906
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	29	23
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	271	124
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,301	SFr 1,201	1,365	1,588
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	18
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 300	SFr 147	292	318
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	4,530	4,184	5,212	6,585
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	158	151	128	138
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,511	1,560	2,176	1,679
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,350	1,355	1,973	1,316
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 849	SFr 717
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	89
Recovery rate (in %)	18.00%	42.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	973	1,301
Recovery rate (in %)	87.00%	87.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	292	277
Recovery rate (in %)	73.00%	68.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 280	SFr 323
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	101.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	88.00%	88.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,642	SFr 15,000	17,631	23,390
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	42	153	36	72
Bank | Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	2,207	1,859	2,747	3,816
Bank | Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,924	SFr 1,545
Bank | Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	89	90
Bank | Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,116	1,905
Bank | Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	420	510
Bank | Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 250	SFr 313
Bank | Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	100.00%
Bank | Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	56.00%	61.00%
Bank | Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,480	SFr 1,426	SFr 1,830	SFr 1,829
Bank | Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,426	SFr 1,245
Bank | Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	43	32
Bank | Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430	1,764
Bank | Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	371	592